Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

16. RELATED PARTY BALANCES AND TRANSACTIONS

Accounts receivable - related parties

As of December 31, 2022 and 2023, accounts receivable from a related party consisted of the following:

Name	Relationship	Nature	As of December 31, 2022	As of December 31, 2023
			RMB	RMB	US$
Shenzhen Feijia Supply Chain Management Co., Ltd	43% shares owned by JYD YCKJ’s 48% interest minor shareholder	Logistic services	1,676,016	-	-
			1,676,016	-	-

As of December 31, 2022 and 2023, other receivable from related parties consisted of the following:

Name	Relationship	Nature	As of December 31, 2022	As of December 31, 2023
			RMB	RMB	US$
Winpass Logistics (HK) Co., Limited (“Winpass”)	100% controlled by Xiaohua Jia	Net collection on behalf of the Group	-	125,049	17,656
Shenzhen Zhongshun Jiean Estate Management Co., Ltd	90% owned by Bao BingBing, management of JYD NJWL	Rent deposit	-	39,809	5,620
			-	164,858	23,276

For the year ended December 31, 2021, Winpass paid on behalf of Jayud in a total amount of RMB16,467,687 and collected a total amount of RMB18,601,890. For the year ended December 31, 2022, Winpass paid on behalf of Jayud in a total amount of RMB4,608,483 and collected a total amount of RMB4,606,87, which resulted in an outstanding balance of RMB1,371,882 included in other payable to related parties. For the year ended December 31, 2023, Winpass paid on behalf of Jayud in a total amount of RMB1,784,309 (US$251,925) and collected a total amount of RMB3,281,240 (US$463,275).

Accounts payable - related parties

As of December 31, 2022 and 2023, accounts payable to related parties consisted of the following:

Name	Relationship	Nature	As of December 31, 2022	As of December 31, 2023
			RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	100% controlled by Xiaohua Jia	Logistic services	240,175	418,266	59,055
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Logistic services	7,185,009	6,248,192	882,176
			7,425,184	6,666,458	941,231

Loans payable - a related party

As of December 31, 2022 and 2023, loan payable to a related party consisted of the following:

Name	Relationship	Nature	As of December 31, 2022	As of December 31, 2023
			RMB	RMB	US$
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	40% owned by Bin Li	Loan	-	3,000,000	423,567
			-	3,000,000	423,567

On November 15, 2023, Jayud borrowed a short-term loan from Renrui of RMB3,000,000 (US$423,567) with interest of RMB30,000. The Group recorded an interest expense of RMB24,643(US$3,479) for the loan in 2023. The principle and interests were fully repaid in January 2024.

Other payable - related parties

As of December 31, 2022 and 2023, other payable to related parties consisted of the following:

Name	Relationship	Nature	As of December 31, 2022	As of December 31, 2023
			RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	100% controlled by Xiaohua Jia	Net payments on behalf of the Group	1,371,882	-	-
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Net payments on behalf of the Group (a)	663,976	686,609	96,941
Bin Li	Management of JYD SXGYL	Interest Payable (b)	441,800	30,000	4,236
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	40% owned by Bin Li	Interest Payable (b)	-	24,643	3,479
Shenzhen Zhongshun Jiean Estate Management Co., Ltd (“Zhongshun”)	90% owned by BingBing Bao, management of JYD NJWL	Rent payable (c)	-	7,775,393	1,097,801
			2,477,658	8,516,645	1,202,457

(a)	For the years ended December 31, 2021 and 2022, Cargo Link paid on behalf of the Group in a total amount of RMB364,588 and RMB153,101, respectively. The balance change from 2022 to 2023 of RMB12,185 (US$1,720) was mainly due to foreign exchange differences.,

(b)	On November 15, 2023, the Group borrowed short-term loans from Li Bin and Renrui each of RMB3,000,000 (US$423,567), with loan term of 20 days and 55 days, respectively. Interest was RMB30,000 for each loan. The principal of RMB3,000,000 (USD423,567) from Li Bin was fully repaid in December 2023, and the interest was repaid in January 2024.

(c)	In May 2023, the Group signed a 7-month lease agreement with Zhongshun for its offices and warehouses. As of December 31, 2023, rent payable of RMB7,775,393 (US$1,097,801) was outstanding.

Other payable – shareholders

As of December 31, 2022 and 2023, other payable to shareholders consisted of the following:

Name	Relationship	Nature	As of December 31, 2022	As of December 31, 2023
			RMB	RMB	US$
Xiaogang Geng	Shareholder and CEO	Interest of shareholder loan	-	16,465	2,325
Xiaogang Geng	Shareholder and CEO	Dividend	6,225,000	-	-
Xiaohua Jia	Shareholder	Dividend	712,500	-	-
Qing Wang	Shareholder	Business Reimbursement Payable	43,336	20,564	2,903
			6,980,836	37,029	5,228

Loans payable – a shareholder

As of December 31, 2022 and as of December 31, 2023, loans payable to shareholders consisted of the following:

Name	Relationship	Nature	As of December 31, 2022	As of December 31, 2023
			RMB	RMB	US$
Xiaogang Geng	Shareholder and CEO	Loan (a)	-	823,265	116,236
			-	823,265	116,236

In August 2023, the Group borrowed a total amount of RMB823,265(US$116,236) with 6% interests from Geng Xiaogang. The principal and accumulated interest will be repaid when the loan is due in February 2025.

Other payable – shareholders - non-current

As of December 31, 2022 and 2023, other payable to shareholders consisted of the following:

Name	Relationship	Nature	As of December 31, 2022	As of December 31, 2023
			RMB	RMB	US$
Xiaogang Geng	Shareholder and CEO	Dividend	-	6,225,000	878,902
Xiaohua Jia	Shareholder	Dividend	-	712,500	100,597
			-	6,937,500	979,499

Shareholder transaction

For the years ended December 31, 2021, 2022 and 2023, the Group had the following material shareholder transaction:

		For the years ended
		December 31,
Shareholder	Nature	2021	2022	2023
		RMB	RMB	RMB	US$
Dun Zhao (Director and CMO)	Interest expenses of a loan	40,000	20,000	-	-
Xiaogang Geng	Interest expenses of a loan	-	-	16,465	2,325

Related party transactions

For the years ended December 31, 2021, 2022 and 2023, the Group had the following material related party transactions:

			For the years ended
			December 31,
Related Parties	Relationship	Nature	2021	2022	2023
			RMB	RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	100% controlled by Xiaohua Jia	Purchase of logistic services	4,514,552	1,386,915	549,714	77,614
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Purchase of logistic services	185,858,692	121,455,797	62,063,334	8,762,666
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Provided logistic services	14,141,548	462,740	-	-
Cargo LINK Logistics (SHENZHEN) Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Purchase of logistic services	2,672,803	-	-	-
Shenzhen Feijia Supply Chain Management Co., Ltd	43% shares owned by JYD YCKJ’s 48% interest minor shareholder	Provided logistic services	-	2,078,746	196,575	27,754
Shenzhen Feijia Supply Chain Management Co., Ltd	43% shares owned by JYD YCKJ’s 48% interest minor shareholder	Purchase of equipment	-	441,800	108,407	15,306
Shenzhen Feijia Supply Chain Management Co., Ltd	43% shares owned by JYD YCKJ’s 48% interest minor shareholder	Penalty for early termination of lease			835,527	117,967
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	40% owned by Bin Li	Provided logistic services	-	-	4,749	670
Shenzhen Zhongshun Jiean Estate Management Co., Ltd	90% owned by Bao BingBing, management of JYD NJWL	Rent of offices and warehouses	-	-	14,469,603	2,042,950
Minfang Cheng	Legal representative of JYD XYX	Interest expenses of a loan	12,000	6,000	-	-
Bin Li	Supervisor of JYD SXGYL	Interest expenses of a loan	-	-	30,000	4,236
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	40% owned by Bin Li	Interest expenses of a loan	-	-	24,643	3,479